Common Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Common Shareholders' Equity [Abstract]
Common Shareholders' Equity

11. Common Shareholder's Equity

Effective on the Merger date, DPL adopted Amended Articles of Incorporation providing for 1,500 authorized common shares, of which one share is outstanding at June 30, 2012.

On October 28, 2009, the DPL Board of Directors approved a Stock Repurchase Program that permitted DPL to use proceeds from the exercise of DPL warrants by warrant holders to repurchase other outstanding DPL warrants or its common stock from time to time in the open market, through private transactions or otherwise. This 2009 Stock Repurchase Program was scheduled to run through June 30, 2012, but was suspended in connection with the Merger with The AES Corporation, discussed in Note 2. In June 2011, 0.7 million warrants were exercised with proceeds of $14.7 million. Since the Stock Repurchase Program was suspended, the proceeds from the June 2011 exercise of warrants were not used to repurchase stock.

As a result of the Merger involving DPL and AES, the outstanding shares of DPL common stock were converted into the right to receive merger consideration of $30.00 per share. When the remaining warrants were exercised in March 2012, DPL paid the warrant holders an amount equal to $9.00 per warrant, which is the difference between the merger consideration of $30.00 per share of DPL common stock and the exercise price of $21.00 per share. This amount was recorded as a $9.0 million liability at the Merger date. At December 31, 2011, DPL had 1.0 million outstanding warrants which were exercised in March 2012. At June 30, 2012, there are no remaining warrants outstanding.

ESOP

In October 1992, our Board of Directors approved the formation of a Company-sponsored ESOP to fund matching contributions to DP&L's 401(k) retirement savings plan and certain other payments to eligible full-time employees. ESOP shares used to fund matching contributions to DP&L's 401(k) vested after two, three or five years of service in accordance with the match formula effective for the respective plan match year; other compensation shares awarded vested immediately.

During December 2011, the ESOP Plan was terminated and participant balances were transferred to one of the two DP&L sponsored defined contribution 401(k) plans. On December 5, 2011, the ESOP Trust paid the total outstanding principal and interest of $68.2 million on the loan with DPL, using the merger proceeds from DPL common stock held within the ESOP suspense account.

14. Common Shareholders' Equity

Effective on the Merger date, DPL adopted Amended Articles of Incorporation providing for 1,500 authorized common shares, of which one share is outstanding at December 31, 2011.

On October 27, 2010, the DPL Board of Directors approved a new Stock Repurchase Program that permitted DPL to repurchase up to $200 million of its common stock from time to time in the open market, through private transactions or otherwise. This 2010 Stock Repurchase Program was scheduled to run through December 31, 2013, but was suspended in connection with the Merger with The AES Corporation, discussed further in Note 2.

On October 28, 2009, the DPL Board of Directors approved a Stock Repurchase Program that permitted DPL to use proceeds from the exercise of DPL warrants by warrant holders to repurchase other outstanding DPL warrants or its common stock from time to time in the open market, through private transactions or otherwise. This 2009 Stock Repurchase Program was scheduled to run through June 30, 2012, but was suspended in connection with the Merger with The AES Corporation, discussed further in Note 2. In June 2011, 0.7 million warrants were exercised with proceeds of $14.7 million. Since the Stock Repurchase Program was suspended, the proceeds from the June 2011 exercise of warrants were not used to repurchase stock.

As a result of the Merger involving DPL and AES, the outstanding shares of DPL common stock were converted into the right to receive merger consideration of $30.00 per share. When the remaining warrants were exercised in March 2012, DPL paid the warrant holders an amount equal to $9.00 per warrant, which is the difference between the merger consideration of $30.00 per share of DPL common stock and the exercise price of $21.00 per share. This amount was recorded as a $9 million liability at the Merger date. At December 31, 2011, DPL had 1.0 million outstanding warrants which were exercised in March 2012.

Rights Agreement

DPL's Rights Agreement, dated as of September 25, 2001, with Computershare Trust Company, N.A. (the "Rights Agreement") expired in December 2011. The Rights Agreement attached one right to each common share outstanding at the close of business on December 31, 2001. The rights were separate from the common shares and had been exercisable at the exercise price of $130 per right in the event of certain attempted business combinations.

The Rights Agreement was amended as of April 19, 2011, to provide that neither the execution of the Merger Agreement nor the consummation of the transactions contemplated by the Merger Agreement would trigger the provisions of the Rights Agreement.

ESOP

During October 1992, our Board of Directors approved the formation of a Company-sponsored ESOP to fund matching contributions to DP&L's 401(k) retirement savings plan and certain other payments to eligible full-time employees. ESOP shares used to fund matching contributions to DP&L's 401(k) vested after either two or three years of service in accordance with the match formula effective for the respective plan match year; other compensation shares awarded vested immediately. In 1992, the Plan entered into a $90 million loan agreement with DPL in order to purchase shares of DPL common stock in the open market. The leveraged ESOP was funded by an exempt loan, which was secured by the ESOP shares. As debt service payments were made on the loan, shares were released on a pro rata basis. The term loan agreement provided for principal and interest on the loan to be paid prior to October 9, 2007, with the right to extend the loan for an additional ten years. In 2007, the maturity date was extended to October 7, 2017. Effective January 1, 2009, the interest on the loan was amended to a fixed rate of 2.06%, payable annually. Dividends received by the ESOP were used to repay the principal and interest on the ESOP loan to DPL. Dividends on the allocated shares were charged to retained earnings and the share value of these dividends was allocated to participants.

During December 2011, the ESOP Plan was terminated and participant balances were transferred to one of the two DP&L sponsored defined contribution 401(k) plans. On December 5, 2011, the ESOP Trust paid the total outstanding principal and interest of $68 million on the loan with DPL, using the merger proceeds from DPL common stock held within the ESOP suspense account.

Compensation expense recorded, based on the fair value of the shares committed to be released, amounted to zero from November 28, 2011 through December 31, 2011 (successor), $4.8 million from January 1, 2011 through November 27, 2011 (predecessor), $6.7 million in 2010 and $4.0 million in 2009.

For purposes of EPS computations and in accordance with GAAP, we treated ESOP shares as outstanding if they were allocated to participants, released or had been committed to be released. ESOP cumulative shares outstanding for the calculation of EPS were 4.6 million in 2010 and 4.2 million in 2009.